Deferred income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	$ 13,551	$ 28,912
Deferred tax expense (income)	(5,825)	14,060	$ 541
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	(7,963)	1,301	(3,372)
Deferred tax liability (asset)	27,339	13,551	28,912
Deferred asset [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	179,884	169,171
Deferred tax expense (income)	8,972	12,014
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	7,963	(1,301)
Deferred tax liability (asset)	196,819	179,884	169,171
Deferred asset [Member] | Less - Allowance for deferred asset [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(37,012)	(18,166)
Deferred tax expense (income)	(1,898)	(18,846)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	(38,910)	(37,012)	(18,166)
Deferred asset [Member] | Deferred asset for income tax before allowance [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	215,713	185,037
Deferred tax expense (income)	10,790	30,676
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	226,503	215,713	185,037
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Unused tax losses [member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	93,050	78,409
Deferred tax expense (income)	1,889	14,641
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	94,939	93,050	78,409
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Difference in depreciation and amortization rates [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	60,883	52,377
Deferred tax expense (income)	734	8,506
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	61,617	60,883	52,377
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Provision for closure of mining units, net [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	39,538	32,644
Deferred tax expense (income)	5,030	6,894
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	44,568	39,538	32,644
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Environmental liability for Santa Barbara mine [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	1,569	1,556
Deferred tax expense (income)	(273)	13
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	1,296	1,569	1,556
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Other temporary differences [member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	13,081	14,866
Deferred tax expense (income)	1,082	(1,785)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	14,163	13,081	14,866
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Impairment loss of long-lived assets [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	7,592	5,185
Deferred tax expense (income)	2,328	2,407
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	9,920	7,592	5,185
Deferred asset [Member] | Deferred asset included in retained earnings [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	179,841	169,312
Deferred tax expense (income)	8,892	11,830
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	7,963	(1,301)
Deferred tax liability (asset)	196,696	179,841	169,312
Deferred asset [Member] | Deferred asset included in retained earnings [Member] | Derivative financial instruments [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	1,140	2,441
Deferred tax expense (income)	0	0
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	7,963	(1,301)
Deferred tax liability (asset)	9,103	1,140	2,441
Deferred asset [Member] | Deferred assets for mining royalties [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	43	(141)
Deferred tax expense (income)	80	184
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	123	43	(141)
Deferred asset [Member] | Deferred assets for mining royalties [Member] | Other temporary differences [member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	5	185
Deferred tax expense (income)	118	(180)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	123	5	185
Deferred asset [Member] | Deferred assets for mining royalties [Member] | Exploration expenses [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	38	(326)
Deferred tax expense (income)	(38)	364
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	0	38	(326)
Deferred asset [Member] | Deferred asset for income tax after allowance [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	178,701	166,871
Deferred tax expense (income)	8,892	11,830
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	187,593	178,701	166,871
Deferred liability [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(166,333)	(140,259)
Deferred tax expense (income)	(3,147)	(26,074)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	(169,480)	(166,333)	(140,259)
Deferred liability [Member] | Deferred liability for income tax [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(166,298)	(140,423)
Deferred tax expense (income)	(3,021)	(25,875)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	(169,319)	(166,298)	(140,423)
Deferred liability [Member] | Deferred liability for income tax [Member] | Other temporary differences [member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(43,985)	(34,582)
Deferred tax expense (income)	(33,618)	(9,403)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	(77,603)	(43,985)	(34,582)
Deferred liability [Member] | Deferred liability for income tax [Member] | Effect of translation into U.S. dollars [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(70,525)	(73,537)
Deferred tax expense (income)	24,502	3,012
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	(46,023)	(70,525)	(73,537)
Deferred liability [Member] | Deferred liability for income tax [Member] | Differences in amortization rates for development costs [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(51,788)	(32,304)
Deferred tax expense (income)	6,095	(19,484)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	(45,693)	(51,788)	(32,304)
Deferred liability [Member] | Deferred liability for mining royalties [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(35)	164
Deferred tax expense (income)	(126)	(199)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	(161)	(35)	164
Deferred liability [Member] | Deferred liability for mining royalties [Member] | Other temporary differences [member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(35)	164
Deferred tax expense (income)	(126)	(199)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	$ (161)	$ (35)	$ 164